Property and Equipment	9 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment	NOTE D - PROPERTY AND EQUIPMENT
	03/31/2020	06/30/2019	06/30/2018
	(Unaudited)
Property and Equipment	$34,631	$-	$-
Total	$34,631	$-	$-